Corporate Information - Financial transactions (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 03, 2022 BRL (R$)	Aug. 31, 2022 BRL (R$) R$ / shares shares	Aug. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Nov. 30, 2021 USD ($)	Nov. 11, 2021 BRL (R$)	Nov. 11, 2021 USD ($)
Corporate information
Finance costs				R$ 638,483	R$ 372,086	R$ 142,013
Dragoneer
Corporate information
Commitment to purchase convertible senior notes | $							$ 100,000
General Atlantic
Corporate information
Commitment to purchase convertible senior notes | $							$ 50,000
Non-convertible debentures
Corporate information
Repayment of loans and debentures		R$ 1,000,000
Number of debentures issued | shares		1,200,000	900,000
Unitary value | R$ / shares		R$ 1.00	R$ 1.00
Value of issued debentures		R$ 1,200,000	R$ 900,000
Net proceeds from debentures		R$ 1,188,980
Finance costs			R$ 8,550
Arco Educacao S.A.
Corporate information
Repayment of loans and debentures	R$ 201,883
Geekie | Bank loan, Maturity October 2024
Corporate information
Loan agreement, face amount								R$ 60,000	$ 11,020
Interest rate								2.452%	2.452%
Geekie | Bank loan, Maturity October 2024 | CDI
Corporate information
Interest rate spread								1.7208%	1.7208%